Weil, Gotshal & Manges LLP	Wachtell, Lipton, Rosen & Katz
767 Fifth Avenue	51 West 52nd Street
New York, NY 10153	New York, NY 10019
May 14, 2009
VIA EDGAR AND MESSENGER
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549
Attn: Mary Beth Breslin

Re:	CareFusion Corporation Registration Statement on Form 10 (File No. 001-34273) File on March 31, 2009
Dear Ms. Breslin:
     On behalf of our client, CareFusion Corporation (the “Company”), which is currently a wholly owned subsidiary of Cardinal Health, Inc. (“Cardinal Health”), we are providing to the staff of the Division of Corporation Finance (the “Staff”) the Company’s responses to the comments in your letter dated April 27, 2009 regarding the Company’s Registration Statement on Form 10 of the Company (File No. 001-34273) (the “Registration Statement”). The Company concurrently is filing Amendment No. 1 to the Registration Statement, which incorporates the revisions discussed below and a revised information statement attached thereto as Exhibit 99.1 (the “Information Statement”).
     For your convenience, set forth below in bold are each of the comments in the Staff’s letter dated April 27, 2009, followed by the Company’s response to that comment, including where applicable, a cross-reference to the location of the changes made in response to the Staff’s comment. All page numbers refer to the page numbers in the revised Information Statement included in Amendment No. 1 to the Registration Statement.

Exhibit 99.1 Information Statement
1.	We note a number of blank spaces throughout your information statement concerning material financial amounts, among other things. Please include this disclosure in your revised information statement as soon as practicable.
     Response: The Company notes the Staff’s comment and has filled in as many blank spaces as is possible at this time, including the distribution ratio and certain information relating to the Company’s expected capital structure. The remaining blank spaces, most of which are dates relating to the timing of the distribution and therefore subject to the effectiveness of the Registration Statement, will be filled in as soon as practicable in a subsequent pre-effective amendment to the Registration Statement.
What is CareFusion and why is Cardinal Health separating..., page 2
2.	Please revise your disclosure, here or in a new question and answer, to identify the clinical and medical business lines that Cardinal Health will retain following the separation. In this regard, we note your disclosure in note 3 on page 67.
     Response: The Company has revised the disclosure in the Information Statement on page 2 in response to the Staff’s comments.
Information Statement Summary, page 8
Our Risks, page 10
3.	We note your disclosure on pages 8 and 9 under the caption “Our Strengths.” Please balance your disclosure by describing some of the material risks you face.
     Response: The Company has revised the disclosure in the Information Statement on page 10 in response to the Staff’s comments.
The Separation and Distribution, page 10
4.	We note the disclosure that you expect to incur indebtedness prior to the separation in order to finance a cash payment of an unspecified amount that you will make to Cardinal Health. Expand your summary, and other sections of your document as appropriate, to disclose the nature and amount of the payment to Cardinal Health, as well as the reasons for the payment and your decision to incur significant indebtedness in order to finance the payment. In this regard, we note your risk factor disclosure on page 20 that you will be required to use a substantial portion of your cash flow from operations to make interest payments on this debt.

     Response: The Company has revised the disclosure in the Information Statement on pages 7, 36-37, 61 and 144 in response to the Staff’s comments.
Defects or failures associated with our products..., page 16
5.	Please revise the caption to clearly disclose that you are currently subject to a consent decree with the FDA or describe the consent decree under a separate risk factor heading. Please also revise the risk factor to disclose the impact of the consent decree and amended consent decree on your business. For instance, we note your disclosure on page 42 concerning the cost of infusion product recalls in 2007 and 2008 and your disclosure on page 77 with respect to future anticipated costs. Similarly, please address the impact of your recent actions with respect to the Alaris PC Unit. For instance, we note your disclosure on page 78 concerning the anticipated costs associated with software corrections and a ship-hold on the product.
     Response: The Company has revised the disclosure in the Information Statement on page 17 in response to the Staff’s comments.
Capitalization, page 28
6.	Please revise the Capitalization table to remove cash and cash equivalents.
     Response: The Company notes the Staff’s comment, however the Company believes that the inclusion of cash and cash equivalents as part of the capitalization table will be relevant to stockholders of the Company because it will facilitate their understanding of the pro forma net debt position of the Company, which will, among other things, reflect the transaction fees paid by the Company in connection with the separation. The Company has also separated cash and cash equivalents from the capitalization calculation by double underscoring cash and cash equivalents to make it clear that these amounts are not included in the calculation of Total Capitalization.
Unaudited Pro Forma Condensed Combined Financial Statements, pages 29-35
7.	Please explain your “anticipated post-separation capital structure” discussed on page 29 and indicate whether this will include the repayment of advances from Cardinal Health. We also note the discussion on page 58 that in connection with the separation you expect to incur indebtedness under one or more credit facilities or other debt instruments on terms yet to be determined. You further indicate that all or a portion of the proceeds from these borrowings will be distributed to Cardinal Health as a dividend. Please include a discussion of the credit facilities you expect to enter into prior to or concurrently with the completion of the separation. In addition, discuss any planned distribution of the proceeds as a dividend to Cardinal Health.

     Response: The Company has revised the disclosure in the Information Statement on pages 7, 36-37, 61 and 144 in response to the Staff’s comments. The Company is currently finalizing the details of its post-separation capital structure and will revise the Information Statement in a subsequent pre-effective amendment to the Registration Statement to provide a more detailed discussion of the expected credit facilities and debt securities. At this time, however, a more detailed disclosure would be speculative, given that the precise terms of the credit facilities and debt securities have not been determined.
8.	We reference the discussion in page 30 that effective with the separation you will assume responsibility for numerous functions and general corporate expenses and related costs, including costs related to finance, legal, information technology, human resources, communications, ethics and compliance, shared services, employees benefits and incentives and stock-based compensation. We also reference the discussion on page 39 that you will incur increased costs as a result of becoming an independent, publicly-traded company. We also see the discussion on page F-50 of the transition services and commercial agreements that you will enter into in connection with the separation. Please disclose the estimated additional expenses that you expect to incur related to these additional functions and agreements. If these additional expenses are based on executed agreements tell us your consideration of including them in your pro forma financial information.
     Response: The Company has modified the disclosure in the Information Statement on page 31 and 41 relating to the additional costs it expects to incur related to the additional functions that it will assume responsibility for following the separation. The Company has modified the disclosure in the Information Statement contained in the Unaudited Pro Forma Combined Financial Statements on page 36 in footnote (a) to discuss the additional expenses the Company expects to incur relating to the transition services agreement and certain commercial agreements between the Company and Cardinal Health.
9.	We will finish our review after you have completed the missing information in the pro forma financial statements. After the information is completed please disclose the nature of each of the separation adjustments along with how the amounts were determined.
     Response: The Company has revised the disclosure in the Information Statement on pages 30-37 in response to the Staff’s comments.
10.	Please revise Note (k) to clarify whether the businesses removed are being discontinued or are being retained by Cardinal Health and are not being transferred to CareFusion.
     Response: The Company has revised the disclosure in the Information Statement on page 36 in footnote (b) in response to the Staff’s comments.

Separation from Cardinal Health, page 39
11.	Please revise to explain the cash distribution from CareFusion to Cardinal Health and clarify how the amount of this distribution will be determined.
     Response: The Company has revised the disclosure in the Information Statement on pages 7, 36-37, 61 and 144 in response to the Staff’s comments. The Company is currently finalizing the details of its post-separation capital structure and the amount of the distribution and will revise the Information Statement in a subsequent pre-effective amendment to the Registration Statement to provide a more detailed discussion of the cash distribution to Cardinal Health.
12.	Please disclose the source(s) of funding you will utilize to pay the $35 million to $45 million in one-time expenditures referenced on page 39.
     Response: The Company has revised the disclosure in the Information Statement on page 41 in response to the Staff’s comments.
13.	We note your disclosure in paragraphs (b) and (d) on page 35 indicating that you expect to issue new public debt and incur indebtedness under one or more credit facilities or other debt instruments, based on your anticipated post-separation capital structure. Please expand your disclosure to discuss the anticipated nature and timing of such arrangements.
     Response: The Company has revised the disclosure in the Information Statement on page 7, 36-37, 61 and 144 in response to the Staff’s comments. The Company is currently finalizing the details of its post-spin capital structure and will revise the Information Statement in a subsequent pre-effective amendment to the Registration Statement to provide a more detailed discussion of the anticipated nature and timing of such financing arrangements.
Product Quality Recalls, page 42
14.	Please disclose the cost of product recalls for the first six months of fiscal 2009.
     Response: The Company has revised the disclosure in the Information Statement on page 44 in response to the Staff’s comments.
Income Taxes, page 42
15.	We reference the significant additional tax proposed by the IRS of $462 million for tax years 2003 through 2005. We also note that you disagree with these proposed adjustments and that the payment of any additional liability will be your responsibility. Please revise to further explain the reason that you disagree with these proposed adjustments and the expected impact of these adjustments on your operations.
     Response: The Company supplementally advises the Staff that it disagrees with the IRS regarding its application of the Treasury regulations to the arrangements under review and its valuation of intellectual property transferred between the Company and its subsidiaries. The Company believes it has provided adequate contingent tax reserves for these matters under the provisions of FIN48. The Company has modified the disclosure in the Information Statement on page 45 and 51 in response to the Staff’s comments.
16.	Please reconcile the $462 million figure disclosed on page 42 with the $598.1 million figure reported on page 14 of Cardinal Health’s Form 10-Q for the period ended December 31, 2008.
     Response: The Company advises the Staff that the difference between the $462 million figure disclosed on page 45 of the Information Statement and the $598.1 million in Cardinal Health’s Form 10-Q is that the $462 million amount is attributable to the portion of the Notices of Proposed Adjustment allocated to the Company.
Principles of Combination and Basis of Presentation, page 43
17.	We reference the disclosure that a portion of Cardinal Health’s consolidated debt has been allocated to you based on the debt levels consistent with an investment grade credit rating. Please revise to clarify how this allocation was made.
     Response: The Company advises the Staff that Cardinal Health’s historical long-term debt balances were allocated to the Company based on a Debt/EBITDA leverage ratio, which, based on discussions with external advisors and comparisons with BBB-rated companies in the S&P 500, is consistent with an investment grade rating. This allocation methodology is also generally consistent with management’s long-term capital structure plans for the Company as a standalone entity. In contrast, short-term debt balances (e.g., commercial paper, bank loans) held at the corporate level were not pushed down to the Company as this debt was issued to fund the operations of the Cardinal Health healthcare supply chain services businesses. As both the Company and Cardinal Health will establish post-spin capital structures that support investment grade credit ratings, the Company believes that utilizing financial metric targets to allocate historical third-party debt is reasonable and appropriate. The Company has revised the disclosure in the Information Statement on pages 45-46 and 61 in response to the Staff’s comments
Acquired In-Process Research and Development, page 51
18.	We see the significant amounts of acquired in-process research and development technology in fiscal years 2007 and 2008. Please expand to discuss the nature of the acquired technology and disclose how the fair value was determined. Please disclose the state of completion at acquisition and the extent of effort necessary to complete the in-process project(s), including costs. Disclose whether the technology was brought to fruition, and if not, disclose why.
     Response: The Company has revised the disclosure in the Information Statement on pages 53-54 and 57 in response to the Staff’s comments.
Liquidity and Capital Resources, page 56
19.	Please expand your disclosure to summarize the material provisions of your debt obligations, such as repayment terms, financial covenants, ratios, and events of default.
     Response: The Company notes the Staff’s comment and will revise the Information Statement in a subsequent pre-effective amendment to the Registration Statement to summarize the material provisions of its debt obligations. At this time, however, disclosure would be speculative, given that the precise terms of the debt obligations have not been determined.
Impairment and Valuation of Intangible Assets, page 62
20.	In the interest of providing readers with a better insight into management’s judgments into accounting for goodwill, please revise to disclose the following, as applicable:
•	The reporting unit level at which you test goodwill for impairment and your basis for that determination;

•	The valuation methodologies used to value goodwill and, if multiple approaches are used, include sufficient information to enable a reader to understand how each of the methods differ, the assumed benefits of a valuation prepared under each method, and why management selected these methods as being the most meaningful for the company in preparing the goodwill impairment analyses;

•	How you weight each of the methods used including the basis for that weighting (if multiple approaches are used);

•	A quantitative and qualitative description of the material assumptions used and a sensitivity analysis of those assumptions based upon reasonably likely changes;

•	Discuss the further analysis that is performed if the carrying amount of your reporting units including goodwill exceeds the fair value.

Response: The Company has revised the disclosure in the Information Statement on page 65-66 in response to the Staff’s comments.
Intellectual Property, page 73
21.	Please disclose how many patents, trademarks, licenses, franchises and concessions you will hold at separation in each segment of your business.
     Response: The Company notes the Staff’s comment, however the Company believes that the number of patents, trademarks, licenses, franchises and concessions it will hold at separation is not meaningful to the value of the Company or otherwise material to investors and may not be representative of the value of our intellectual property.
Compensation Discussion and Analysis, page 83
22.	We note your statement that you expect that “initially” the compensation program will be “fairly similar” to the program for executive officers at Cardinal Health. Please provide specific disclosure of the ways in which you expect that your compensation policies will differ from Cardinal Health’s on the date of separation.
     Response: The Company has revised the disclosure in the Information Statement on pages 88-93 and 102-103 in response to the Staff’s comments.
23.	We note that you have provided certain historical information regarding the compensation paid by Cardinal Health. For each compensation element, please clearly disclose the arrangement that will be in place at the date of separation. For, instance, you have not disclosed named executive officer base salaries as of the date of separation. Please disclose whether you expect that either the amount of or the various percentages of overall compensation attributable to each compensation element will change materially. In this regard, we note your statement on page 120 that a hallmark of many technology companies is that equity-based compensation represents a significant component of total compensation; please disclose whether you expect that a greater percentage of total compensation will be equity-based.
     Response: The Company has revised the disclosure in the Information Statement on pages 89-93, 95 and 102 in response to the Staff’s comments.
24. Please describe the term “internal pay equity” which is referenced on page 84 and elsewhere.
     Response: The Company has revised the disclosure in the Information Statement on page 90 in response to the Staff’s comments.

Security Ownership of Certain Beneficial Owners and Management, page 117.
25.	Please identify the individuals who beneficially own the shares held in the name of Dodge & Cox, Capital Research Global Investors and AXA Financial Inc.
     Response: In accordance with Instruction 3 to Item 403 of Regulation S-K, the Company has reviewed the contents of the Schedule 13G filed by AXA Financial Inc. on February 13, 2009, the Schedule 13G/A filed by Capital Research Global Investors filed on February 13, 2009 and the Schedule 13G/A filed by Dodge and Cox on February 11, 2009. The Schedule 13G and the Schedule 13G/As do not indicate the identity of the individuals who beneficially own the shares held in the name of Dodge & Cox, Capital Research Global Investors and AXA Financial Inc.
The Distribution, page 119
26.	We note your disclosure in footnote 3 on page 67. Please disclose why Cardinal Health has decided to retain the business lines acquired from Allegiance Corporation in light of your disclosure on page 120 that the separation will provide Cardinal Health the flexibility to adopt compensation policies tied to its discrete performance objectives in a more meaningful way by using metrics reflective of the healthcare chain supply businesses without “distortion” from the clinical and medical products businesses.
     Response: The Company notes the Staff’s comment, however, Cardinal Health is only retaining those lines of business from the acquisition of Allegiance Corp. that primarily relate to its healthcare chain supply businesses and which are largely unrelated to the clinical and medical products businesses. The Company will retain the lines of business that primarily are strategic in nature for the Company. See additional disclosure on page 2 of the Information Statement addressing Cardinal Health’s retention of this business.
Our Relationship with Cardinal Health Following the Distribution, page 125
27.	Please expand your disclosure to discuss the material terms of the various agreements mentioned in this section, such as the termination provisions.
     Response: The Company has revised the disclosure in the Information Statement on pages 135-140 in response to the Staff’s comments. The Company believes that the revised disclosure reflects the material terms of the agreements mentioned in this section.
28.	As applicable, please disclose the product lines in which you will or may compete with Cardinal Health. For instance, we note your disclosure on page 67 that Cardinal Health will continue to manufacture surgical gloves and your disclosure on page 70 that you will conduct some business related to surgical and exam gloves.
     Response: The Company notes the Staff’s comment, however the Company’s products will not compete with Cardinal Health. The Company will be distributing certain product lines of Cardinal Health in international markets where Cardinal Health does not have a presence.
The Distribution and Target Working Capital, page 129
29.	Please disclose the target working capital amount and the expected cash distribution amount to Cardinal Health, or a reasonable range of these two amounts. Please also revise your MD&A, including the section pertaining to your liquidity and capital resources, to reflect your agreement with Cardinal Health to pay them any excess in your working capital position above the target at the time of the separation.
     Response: The Company has deleted the discussion of target working capital in the Information Statement as it is no longer a component of the separation agreement.
Intellectual Property Agreements, page 131
30.	Please disclose how the parties determined to allocate ownership of intellectual property. In particular, please explain why, as disclosed on page 13, Cardinal Health is maintaining ownership of intellectual property that has produced royalty income payable to you in the past.
     Response: The Company advises the Staff that the medical distribution business of Cardinal Health pays a royalty for certain intellectual property owned by the infection prevention businesses included in the “as managed” financial statements of the Company (i.e., businesses that manufacture and sell surgical and exam gloves, surgical drapes and apparel and fluid management products in the United States). These businesses and the associated intellectual property will remain with Cardinal Health following the separation and, as a result, the Company’s financial statements will not reflect the royalty income after the separation. See additional disclosure on page 2 of the Information Statement addressing Cardinal Health’s retention of this business.
Material. U.S. Federal Income Tax Consequences, page 132
31.	You may not disclaim responsibility for your disclosure. Please revise the statements on page 134 that your disclosure is “for general information only,” which we view as an inappropriate disclaimer.
     Response: The Company has deleted the statement “for general information only” in the Information Statement.

32.	You should unequivocally state the tax consequences, and not simply what the tax consequences “may” be or “generally” will be. For example, we note your disclosure on page 133 that neither you nor Cardinal Health will “generally” recognize any gain or loss upon the contribution and the distribution, and on page 134 that payments of cash to holders of Cardinal Health common shares in lieu of fractional shares “may” be subject to information reporting and backup withholding at a rate of 28%. If counsel is not able to opine on a material tax matter, please say so directly, disclose why you are not able to provide the disclosure, and disclose the possible outcomes and risks to investors of that tax consequence.
     Response: The Company has revised the disclosure in the Information Statement on pages 141-143 in response to the Staff’s comments.
Financial Statements, page F-1
General
33. Please update your financial statements as required by Rule 3-12 of Regulation S-X.
     Response: The Information Statement includes financial statements and related disclosure for the six months ended December 31, 2008. The Company will revise the Information Statement in a subsequent pre-effective amendment to the Registration Statement to provide updated financials pursuant to Rule 3-12 of Regulation S-K.
Note 1. Revenue Recognition, page F-13
34.	We note the disclosure on page F-13 that you recognize product revenue on sales to unrelated third-parties when title transfers, net of estimated chargebacks, which represent the difference between the price charged to the customer and the price paid by the distributor. Please disclose how you estimate chargebacks.
     Response: The Company has revised the disclosure in the Information Statement on page F-13 in response to the Staff’s comments.
Note 7. Goodwill and Other Intangible Assets, page F-25
35.	Please tell us where you have disclosed the useful lives for your intangible assets. In addition, tell us why some trademarks and patents are amortized and some are not subject to amortization.
     Response: The Company has disclosed the useful lives for its intangible assets on pages F-25 and F-56 of the Information Statement. The Company advises the Staff that, upon acquisition, it evaluates the useful lives of intangible assets based on how long the intangible asset will directly or indirectly contribute to the Company’s cash flows as established under Statement of Financial Accounting Standards No. 142 “Goodwill and Other Intangible Assets.” The Company evaluates factors that could affect the useful life of the intangible assets including, but are not limited to, legal, regulatory, competitive, contractual and economic restrictions.
     Trademarks that are categorized with an indefinite life and included in the table on pages F-25 and F-56 under the subheading “Unamortized intangibles” and in the line item entitled “Trademarks” are associated with major product names and lines that use the associated name as a product identifier. These products are leaders in the medical technology industry as well as the core products of the Company and are intended by management to continue in existence indefinitely.
     Trademarks that are categorized with finite lives and included in the table on pages F-25 and F-56 under the subheading “Amortized intangibles” and in the line item entitled “Trademarks and patents” are associated with smaller products and product lines that are either expected to have a finite period in which to contribute to cash flows, or are expected to be absorbed by another product category at a future date.
     The Company has revised the disclosure in the table on pages F-25 and F-56 to change the name in the line item “Trademarks and patents” to “Trademarks” each contained under the subheading “Unamortized intangibles” based on a review of the items included within that category.
FDA Consent Decree, pages F-32 and F-59
36.	Please update the status of your compliance with the FDA Consent Decree and Amended Consent Decree. In addition, revise to disclose the expected impact of these matters on your financial condition, results of operations and liquidity or explain why your are unable to determine the expected impact.
     Response: The Company has revised the disclosure in the Information Statement on pages F-31 and F-32, F-43 and F-44, F-58 and F-59 and F-65 in response to the Staff’s comments.
Exhibits
37.	We note your intention to file a number of exhibits, including the Separation Agreement, Transition Services Agreement, Tax Matters Agreement, and other agreements with Cardinal Health by amendment. Because we may have comments on these exhibits and on the related disclosure, please file the exhibits allowing adequate time for their review.
Response: The Company has filed the following exhibits with Amendment No. 1:

•	Form of Separation Agreement between Cardinal Health, Inc. and CareFusion Corporation;

•	Form of Stockholder’s and Registration Rights Agreement;

•	Form of Transition Services Agreement between Cardinal Health, Inc. and CareFusion Corporation;

•	Form of Tax Matters Agreement between Cardinal Health, Inc. and CareFusion Corporation;

•	Form of Employee Matters Agreement between Cardinal Health, Inc. and CareFusion Corporation; and

•	Offer Letter dated May 11, 2009, and Confidentiality and Business Protection Agreement, effective as of May 26, 2009, between Cardinal Health, Inc., CareFusion Corporation and Edward Borkowski.
38.	Please file the intellectual property and commercial agreements referenced on page 131. Refer to Item 601(b)(10) of Regulation S-K.
     Response: The Company notes the Staff’s comment, however, the Company confirms that the intellectual property and commercial agreements referenced on pages 139-140 of the Information Statement are immaterial and therefore not required to be filed as exhibits pursuant to Item 601(b)(10). Each of these agreements will be entered into in the ordinary course of business and the Company will not be dependent on such agreements and the loss of any such agreement would not result in any change in business, operations or financial position.

     We hereby inform you on behalf of the Company that the Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filing of the Registration Statement and all subsequent amendments thereto.
     The Company acknowledges that the comments of the Staff or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing.
     The Company further acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     If it would expedite the review of the information provided herein, please do not hesitate to call Erika Weinberg at (212) 310-8910.
     Very truly yours,

	/s/ Erika Weinberg Erika Weinberg, Esq.	/s/ David A. Katz David A. Katz, Esq.
	Weil, Gotshal & Manges LLP	Wachtell, Lipton, Rosen & Katz

cc:	Jack Adams, Esq.
James Barnett, Esq.
Rod D. Miller, Esq.
David K. Lam, Esq.